Equity (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Equity Abstract
Dividends and interest on capital	$ 7,507	$ 13,076
Share repurchase program (1)		381
Total capital remuneration reserve	$ 7,507	$ 13,457